Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Treasury stock shares, deferred compensation shares and unearned ESOP shares are not deemed outstanding for earnings per share calculations.

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
	(In thousands, except share and per share data)
Basic
Net income	$1,212	$916	$2,360	$1,766
Dividends on non-vested restricted stock	(27)	(9)	(53)	(17)
Net income allocated to stockholders	$1,185	$907	$2,307	$1,749
Weighted average common shares outstanding	4,990,904	4,847,884	4,986,290	4,839,725
Basic earnings per common share	$0.24	$0.18	$0.46	$0.35

Diluted
Net income allocated to stockholders	$1,185	$907	$2,307	$1,749
Weighted average common shares outstanding for basic earnings per common share	4,990,904	4,847,884	4,986,290	4,839,725
Add: Dilutive effects of assumed exercise of stock options and restricted stock	226,030	119,102	224,998	119,102
Average shares and dilutive potential common shares	5,216,934	4,966,986	5,211,288	4,958,827

Diluted earnings per common share	$0.22	$0.18	$0.44	$0.35

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2017
	Net Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Net income	$3,546

Dividends on non-vested restricted stock	(31)

Net income allocated to stockholders	3,515

Basic earnings per share
Income available to common stockholders	––	4,861,942	$0.72

Effect of dilutive securities
Restricted stock awards	––	123,857

Diluted earnings per share
Income available to common stockholders and assumed conversions	$3,515	4,985,799	$0.71

	Year Ended December 31, 2016
	Net Income	Weighted-Average Shares	Per Share Amount
	(In thousands)

Net income	$3,580

Dividends on non-vested restricted stock	(31)

Net income allocated to stockholders	3,549

Basic earnings per share
Income available to common stockholders	––	4,907,799	$0.72

Effect of dilutive securities
Restricted stock awards	––	108,521

Diluted earnings per share
Income available to common stockholders and assumed conversions	$3,549	5,016,320	$0.71